INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2018 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 298,630,280
Operating loss carry forwards, 2020	70,541,275
Operating loss carry forwards, 2021	125,990,557
Operating loss carry forwards, 2022	50,592,424
Operating loss carry forwards, 2023	¥ 51,506,024